Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Short Term Investments

The following is a summary of the short-term investments held at December 31, 2012 and 2011:

	(In thousands) December 31,
	2012	2011

Certificates of deposit	$104,167	$775,000
Corporate debt	-	103,506
Federal Home Loan Bank obligations	-	185,500
Variable rate demand notes	-	298,635

	$104,167	$1,362,641